United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 09/30/15

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.6%
		Aerospace/Defense—0.9%
$5,375,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$5,255,728
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,042,047
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,047,500
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	6,984,375
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,228,204
2,200,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	2,076,250
		TOTAL	22,634,104
		Automotive—4.7%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,389,500
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,166,250
5,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,525,000
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,002,500
10,375,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	8,403,750
5,575,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,308,983
7,450,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,599,000
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,001,313
3,875,000		Lear Corp., 4.75%, 1/15/2023	3,816,875
6,200,000		Lear Corp., 5.25%, 1/15/2025	6,107,000
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,738,625
7,525,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	7,863,625
3,600,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	3,204,000
3,675,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,546,375
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	797,813
8,825,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	9,531,000
2,525,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	2,610,219
2,775,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	2,691,750
7,175,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	7,838,687
4,075,000		Tenneco, Inc., Company Guarantee, 6.875%, 12/15/2020	4,238,000
1,925,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,985,156
10,425,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	8,392,125
800,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	759,000
4,525,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	4,151,688
		TOTAL	118,668,234
		Building Materials—2.8%
1,325,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	1,361,438
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,418,700
7,425,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	7,387,875
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,703,531
3,100,000		Anixter International, Inc., 5.625%, 5/1/2019	3,262,750
1,050,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,036,875
2,300,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	2,317,250
2,975,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,019,625
3,000,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	3,000,000
2,300,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,320,125
1,550,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	1,619,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	$1,716,875
5,700,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	5,999,250
9,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	9,758,750
7,825,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	7,864,125
4,375,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,494,963
1,925,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,006,812
2,100,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	2,102,625
		TOTAL	69,391,319
		Cable Satellite—5.4%
1,150,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	1,106,875
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	2,172,225
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,221,781
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,066,188
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	3,766,500
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,131,531
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,231,469
1,825,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,729,188
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,052,500
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,202,250
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,171,500
1,071,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,093,759
1,625,000		DISH DBS Corp., 5.00%, 3/15/2023	1,365,000
14,150,000		DISH DBS Corp., 5.875%, 7/15/2022	12,522,750
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,427,938
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	3,301,438
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	4,093,750
8,300,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	6,515,500
7,950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,578,625
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,176,688
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,601,187
11,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	11,517,187
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,584,125
7,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,005,313
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,232,812
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,837,875
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,012,500
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	7,852,937
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,126,312
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,343,313
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	754,000
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,029,125
2,475,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,273,906
		TOTAL	135,098,047
		Chemicals—2.3%
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,225,750
4,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	3,813,687
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,885,375
8,825,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,321,406
2,700,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,295,054

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$5,250,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	$4,698,750
850,000		Georgia Gulf Corp., 4.875%, 5/15/2023	717,188
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,736,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	6,537,860
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,245,307
6,525,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	5,611,500
11,025,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	9,536,625
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,757,250
2,375,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,336,406
		TOTAL	58,718,158
		Construction Machinery—0.8%
3,640,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,575,300
462,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	488,565
2,600,000		United Rentals, Inc., 4.625%, 7/15/2023	2,528,500
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,323,438
925,000		United Rentals, Inc., 7.375%, 5/15/2020	975,875
1,175,000		United Rentals, Inc., 7.625%, 4/15/2022	1,254,312
8,800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,261,000
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,453,625
		TOTAL	18,860,615
		Consumer Cyclical Services—1.3%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,927,062
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,358,813
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	10,950,750
3,375,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	3,252,656
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,271,750
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,436,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,792,750
		TOTAL	33,989,781
		Consumer Products—2.6%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,569,156
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,775,750
8,250,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	7,713,750
4,325,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	4,379,062
3,975,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	4,183,687
6,700,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	6,566,000
300,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	318,863
800,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	850,000
2,550,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	2,639,250
4,400,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	4,510,000
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,646,625
3,450,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.625%, 10/15/2023	3,462,938
4,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	4,207,500
		TOTAL	65,822,581
		Diversified Manufacturing—1.1%
8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	7,898,750
6,575,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	5,736,688
3,600,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	3,690,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	$9,876,844
		TOTAL	27,202,282
		Financial Institutions—4.1%
5,500,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	5,506,875
1,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,448,188
4,050,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	4,141,125
5,550,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	5,841,375
1,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,365,829
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,305,500
6,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	6,570,500
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,416,125
1,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,773,000
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,658,875
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,432,500
6,775,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	6,978,250
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	761,250
4,150,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,134,438
11,675,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	11,178,812
6,050,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,868,500
7,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,034,812
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,766,062
2,475,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,623,500
11,000,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	10,463,750
		TOTAL	102,269,266
		Food & Beverage—3.3%
15,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	14,867,937
13,075,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	13,596,039
1,900,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	1,835,875
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,797,188
6,550,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	6,664,625
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	10,835,000
2,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	2,851,313
4,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	4,927,203
6,475,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	6,847,312
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,286,188
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	670,250
16,675,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	17,300,312
		TOTAL	84,479,242
		Gaming—3.5%
3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,100,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	3,063,938
6,175,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,298,500
5,025,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	3,831,562
3,175,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	3,230,563
3,325,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	3,391,500
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	9,645,469
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,640,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,771,625
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,413,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$10,250,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	$10,390,937
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,735,726
2,075,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,282,500
4,194,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,369,624
4,325,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,606,125
8,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,647,375
		TOTAL	87,418,569
		Health Care—8.7%
7,425,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	6,793,875
8,050,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	8,070,125
11,500,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	11,772,665
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,533,500
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,117,500
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,664,934
5,325,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,557,969
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	9,925,000
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,293,500
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,055,125
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,392,000
4,000,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,300,000
6,450,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	7,046,625
9,800,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	9,751,000
10,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,287,625
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,384,500
2,650,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	2,669,875
3,500,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	3,543,750
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	9,049,219
7,575,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,660,219
14,475,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	14,511,187
17,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	15,395,625
9,300,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	9,253,500
6,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	6,492,375
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,257,250
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,838,070
6,850,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,713,000
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,042,625
4,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,179,000
7,800,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	8,190,000
		TOTAL	219,741,638
		Independent Energy—5.1%
5,900,000		Antero Resources Corp., 6.00%, 12/1/2020	5,487,000
3,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	2,703,125
1,475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	1,301,688
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,455,875
6,450,000		Approach Resources, Inc., 7.00%, 6/15/2021	3,902,250
2,525,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	915,313
1,600,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	984,000
9,050,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	5,463,937
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	397,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$8,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	$8,084,000
2,250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	675,000
1,075,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	341,312
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,448,022
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,404,187
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	2,450,093
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,720,500
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	1,994,625
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,750,750
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,086,750
4,825,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	4,173,625
2,975,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	401,625
775,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	137,563
6,225,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,147,187
750,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	693,750
3,275,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	2,734,625
2,525,000		Laredo Petroleum, 5.625%, 1/15/2022	2,272,500
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,281,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,920,687
8,575,000		Legacy Reserves, 6.625%, 12/1/2021	5,873,875
550,000		Linn Energy LLC, 6.50%, 5/15/2019	154,000
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	430,312
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	540,500
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	519,750
3,525,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	960,563
3,775,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,605,125
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	692,594
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	6,121,031
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,989,000
1,300,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,027,000
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,586,062
1,375,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,368,125
3,300,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	3,184,500
1,300,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,254,500
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,068,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,445,234
5,053,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	4,516,119
6,175,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,538,234
775,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	730,438
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,447,344
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,134,687
600,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	561,000
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	341,969
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	1,666,500
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	2,790,000
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	7,482,000
		TOTAL	128,356,576
		Industrial - Other—1.9%
3,725,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	3,743,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	$5,161,500
6,725,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,540,062
5,775,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,486,250
2,875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	2,803,125
7,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	7,238,125
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,541,000
7,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,968,875
		TOTAL	47,482,562
		Leisure—0.8%
350,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	356,125
3,600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	3,627,000
3,675,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,615,281
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	839,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,925,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	3,723,844
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,775,250
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	7,135,500
		TOTAL	21,072,000
		Lodging—0.3%
750,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	740,625
5,175,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,369,063
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,175,000
		TOTAL	7,284,688
		Media Entertainment—7.6%
3,575,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,798,795
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	2,957,031
1,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	1,802,250
3,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,281,438
4,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,314,781
8,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	7,139,687
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,347,063
12,325,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	12,417,437
3,725,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	2,686,656
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	8,818,875
6,200,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,525,500
1,800,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,831,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,999,125
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	712,313
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	706,875
9,700,000		Gray Television, Inc., 7.50%, 10/1/2020	9,978,875
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	2,920,500
1,350,000		Lamar Media Corp., 5.875%, 2/1/2022	1,409,063
2,975,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	3,019,625
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	130,469
5,225,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	5,198,875
7,875,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,091,562
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	5,964,750
2,600,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,616,250
11,100,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,780,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	$3,895,125
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,415,750
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,009,500
11,050,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	10,083,125
500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	497,500
1,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,176,000
7,325,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	6,876,344
3,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	3,595,500
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,858,500
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,111,875
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,627,875
5,300,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	4,982,000
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	5,474,219
7,625,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	7,415,312
		TOTAL	192,468,795
		Metals & Mining—0.6%
4,375,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,554,688
1,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,714,500
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	782,000
4,400,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	4,045,250
2,000,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,930,000
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,406,031
		TOTAL	15,432,469
		Midstream—5.8%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,327,007
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	807,365
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	554,875
5,225,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	4,989,875
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,603,217
1,650,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,436,655
3,575,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	3,056,625
17,275,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	15,633,875
4,175,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	3,820,125
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,078,500
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,843,750
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,019,297
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,865,000
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,730,063
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	5,845,185
3,950,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	3,634,000
1,900,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	1,752,370
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,284,500
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,791,167
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,551,564
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	831,360
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,556,000
6,950,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	6,150,750
4,475,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,915,625
12,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	11,376,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	$1,511,688
2,150,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,010,250
6,125,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	5,412,969
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	5,766,000
4,201,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,400,547
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,214,438
6,250,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	5,406,250
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	627,250
1,450,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	1,210,750
3,525,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,146,062
2,350,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	2,250,125
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	2,862,600
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,234,062
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	394,000
1,050,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,029,000
4,375,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	4,364,062
		TOTAL	146,295,303
		Oil Field Services—0.1%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,820,000
4,575,000		FTS International, Inc., 6.25%, 5/1/2022	1,441,125
		TOTAL	3,261,125
		Packaging—5.7%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,096,484
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	300,000
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,468,375
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	438,949
3,050,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,928,000
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,219,297
7,400,000		Ball Corp., 4.00%, 11/15/2023	6,993,000
450,000		Ball Corp., 5.00%, 3/15/2022	453,375
6,825,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	6,752,450
4,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,666,437
14,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	14,544,469
1,550,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	1,561,625
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	11,227,750
5,500,000		Crown Americas LLC, 4.50%, 1/15/2023	5,431,250
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,041,250
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,584,187
1,200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,144,500
5,675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	5,469,281
3,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	3,282,500
3,750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,794,531
11,550,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,694,375
7,800,000		Reynolds Group, 8.25%, 2/15/2021	7,819,500
1,800,000		Reynolds Group, 9.875%, 8/15/2019	1,866,375
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,595,437
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	2,952,688
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,821,000
4,375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,298,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$5,700,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	$5,799,750
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	11,875,000
		TOTAL	144,120,273
		Paper—0.6%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,999,500
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,334,250
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,691,500
2,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	2,875,000
		TOTAL	13,900,250
		Pharmaceuticals—3.5%
1,925,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	1,852,813
550,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	530,063
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	6,942,344
5,825,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	5,781,312
8,850,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	8,805,750
15,450,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	15,063,750
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,198,438
4,900,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,259,937
2,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,170,375
3,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,741,250
2,825,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	2,803,812
3,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,524,250
11,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	11,589,812
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,090,000
450,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	438,469
9,200,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	8,843,500
11,300,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	10,852,520
		TOTAL	89,488,395
		Refining—0.4%
4,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,920,350
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,205,500
		TOTAL	10,125,850
		Restaurants—1.5%
4,850,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	4,753,970
14,475,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	14,728,312
6,900,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	7,210,500
12,325,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,201,750
		TOTAL	38,894,532
		Retailers—3.0%
12,475,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	12,646,531
3,800,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	3,961,500
4,250,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	3,421,250
900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	837,000
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,441,125
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,247,125
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	822,469
11,000,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	11,522,500
1,650,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,707,750
5,725,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	5,925,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$7,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	$7,246,750
7,875,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	8,012,813
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,410,125
7,500,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	7,471,875
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	759,438
5,875,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	6,124,687
1,650,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	1,722,187
		TOTAL	76,280,500
		Technology—13.0%
6,150,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	3,843,750
2,700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,741,500
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	6,028,172
4,900,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,140,500
8,350,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	8,370,875
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	5,620,781
5,025,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	5,074,195
7,050,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	7,067,625
3,525,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	3,688,031
4,075,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	3,919,661
5,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,704,563
6,750,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	6,944,062
5,800,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	3,509,000
6,625,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	6,956,250
1,800,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	1,842,750
4,925,000		Emdeon, Inc., 11.00%, 12/31/2019	5,263,594
2,900,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	2,820,250
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	7,988,531
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,525,312
6,475,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	6,426,437
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,267,125
21,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	22,599,813
3,700,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	3,875,750
8,150,000		IAC Interactive Corp., 4.75%, 12/15/2022	7,508,187
9,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	9,033,750
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	12,946,937
2,125,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	2,118,359
15,150,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	13,938,000
11,000,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	11,055,000
800,000		Iron Mountain, Inc., 5.75%, 8/15/2024	775,000
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,530,525
3,025,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, 6.00%, 10/1/2020	3,061,905
8,700,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	8,330,250
2,410,000		Lender Processing Services, 5.75%, 4/15/2023	2,560,625
4,025,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	4,065,250
1,900,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	1,930,875
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,886,000
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,522,625
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,033,375
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,869,031

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	$3,210,469
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,770,750
2,550,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	2,661,563
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,407,375
10,375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	10,400,937
3,850,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	3,828,344
5,300,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	5,406,000
1,300,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,278,844
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	1,151,417
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,628,281
3,725,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	3,494,516
7,300,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	7,341,902
8,925,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	9,003,094
10,525,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	10,880,219
2,550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,655,187
8,800,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	7,524,000
4,675,000		Verisign, Inc., 4.625%, 5/1/2023	4,569,813
1,700,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	1,691,500
7,950,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	8,486,625
		TOTAL	327,775,057
		Transportation Services—0.5%
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	5,969,437
4,025,000		Hertz Corp., 5.875%, 10/15/2020	4,025,000
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,142,000
		TOTAL	12,136,437
		Utility - Electric—1.1%
9,400,000		Calpine Corp., 5.75%, 1/15/2025	8,824,250
1,325,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,379,656
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,095,875
76,740	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	77,316
625,000		NRG Energy, Inc., 6.25%, 5/1/2024	554,688
5,700,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	6,013,500
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,728,600
2,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	2,058,125
4,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	3,860,625
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	2,320,563
		TOTAL	28,913,198
		Wireless Communications—3.9%
8,025,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,322,812
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	5,777,781
4,400,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	4,235,000
5,100,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	4,539,000
5,875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,360,938
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,393,000
2,200,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,128,500
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,375,000
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,570,938
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	326,625
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	297,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$18,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	$13,549,687
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,605,063
4,675,000		Sprint Corp., 7.125%, 6/15/2024	3,609,567
8,575,000		Sprint Corp., 7.875%, 9/15/2023	6,961,828
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,442,125
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,944,500
3,675,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	3,671,325
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,044,438
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,572,188
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,178,312
4,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,689,297
		TOTAL	99,595,674
		Wireline Communications—0.7%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,295,562
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,360,313
4,350,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	4,567,500
6,350,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	6,052,312
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,262,375
		TOTAL	17,538,062
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,613,480,327)	2,464,715,582
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	61,493
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,961)	61,493
		INVESTMENT COMPANY—1.6%
40,009,013	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[8] (AT NET ASSET VALUE)	40,009,013
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $2,653,910,301)[9]	2,504,786,088
		OTHER ASSETS AND LIABILITIES - NET—0.8%[10]	19,467,764
		TOTAL NET ASSETS—100%	$2,524,253,852
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $1,257,118,687, which represented 49.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $1,246,096,121, which represented 49.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$70,066	$77,316
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/9/2012 – 7/2/2013	$4,221,761	$3,421,250
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 – 7/30/2014	$9,420,813	$7,524,000

3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At September 30, 2015, the cost of investments for federal tax purposes was $2,653,910,301. The net unrealized depreciation of investments for federal tax purposes was $149,124,213. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,753,421 and net unrealized depreciation from investments for those securities having an excess of cost over value of $168,877,634.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,464,715,582	$0	$2,464,715,582
Equity Securities:
Common Stocks
International	—	—	61,493	61,493
Investment Company	40,009,013		—	40,009,013
TOTAL SECURITIES	$40,009,013	$2,464,715,582	$61,493	$2,504,786,088
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.8%
		Federal National Mortgage Association ARM—0.8%
$15,892,095		3.038%, 1/1/2044 (IDENTIFIED COST $16,346,509)	$16,529,089
		ASSET-BACKED SECURITIES—5.4%
		Auto Receivables—4.8%
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	13,026,389
7,000,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.610%, 8/8/2021	7,113,071
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,455,615
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.650%, 3/22/2021	7,511,360
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,188,380
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,186,140
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,816,486
		TOTAL	94,297,441
		Single Family Rental Securities—0.6%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.307%, 6/17/2031	11,193,335
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $104,658,697)	105,490,776
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—3.0%
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,771,574
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.484%, 5/25/2045	12,761,159
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.987%, 1/25/2047	7,298,682
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	14,523,147
		TOTAL	59,354,562
		Non-Agency Commercial Mortgage-Backed Securities—1.8%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	22,260,841
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.257%, 7/15/2046	12,544,864
		TOTAL	34,805,705
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $92,733,456)	94,160,267
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.4%
		Government National Mortgage Association—1.0%
18,870,338		REMIC 2013-H20 FA, 0.792%, 8/20/2063	18,922,289
		Non-Agency Mortgage-Backed Securities—10.4%
1,010,737		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	993,439
1,878,063		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,843,072
3,245,234		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,931,917
908,375		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	740,882
6,052,472	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	6,064,601
23,180,467	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	23,138,540
19,069,145	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	18,011,286
7,509,385	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	7,720,911
15,031,293	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	15,412,876
2,673,979		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,476,091
1,377,416		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.856%, 8/25/2035	1,250,570
522,177		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	521,523
5,864,755		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	5,967,957
15,957,502		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	14,838,419
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$15,684,279		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	$14,491,902
26,660,228		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	25,090,799
17,596,207		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	17,693,366
7,000,594	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	7,328,949
20,761,147	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	21,292,597
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,337,941
4,695,255		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,988,850
		TOTAL	204,136,488
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $228,624,891)	223,058,777
		MORTGAGE-BACKED SECURITIES—74.6%
		Federal Home Loan Mortgage Corporation—19.2%
75,000,000	[3]	2.500%, 11/1/2030	76,470,705
41,946,557		3.000%, 3/1/2045	42,446,313
57,518,929	[3]	3.500%, 6/1/2026 - 10/1/2045	60,055,563
68,778,673	[3]	4.000%, 2/1/2020 - 10/1/2045	73,384,077
57,102,046		4.500%, 6/1/2019 - 7/1/2041	61,802,383
37,691,336		5.000%, 7/1/2019 - 5/1/2041	41,365,049
13,787,241		5.500%, 3/1/2021 - 5/1/2040	15,246,099
1,508,077		6.000%, 7/1/2029 - 9/1/2037	1,729,736
2,336,639		6.500%, 9/1/2016 - 4/1/2038	2,702,208
623,871		7.000%, 10/1/2020 - 9/1/2037	733,894
216,933		7.500%, 8/1/2029 - 5/1/2031	259,566
259,534		8.000%, 3/1/2030 - 3/1/2031	316,670
6,330		8.500%, 9/1/2025	7,580
152		9.500%, 4/1/2021	163
		TOTAL	376,520,006
		Federal National Mortgage Association—41.5%
19,281,560		2.500%, 1/1/2030	19,713,889
85,146,657	[3]	3.000%, 10/1/2027 - 9/1/2043	88,113,809
286,226,991	[3]	3.500%, 11/1/2025 - 10/1/2045	300,016,983
206,699,194	[3]	4.000%, 12/1/2025 - 10/1/2045	221,959,661
105,511,354		4.500%, 12/1/2019 - 6/1/2044	114,900,724
27,791,205		5.000%, 5/1/2023 - 10/1/2041	30,691,876
17,355,173		5.500%, 4/1/2016 - 4/1/2041	19,483,296
10,382,111		6.000%, 5/1/2016 - 2/1/2039	11,969,560
2,967,710		6.500%, 11/1/2016 - 10/1/2038	3,451,488
2,346,659		7.000%, 1/1/2016 - 6/1/2037	2,753,118
283,277		7.500%, 12/1/2015 - 6/1/2033	339,528
31,134		8.000%, 7/1/2023 - 3/1/2030	37,041
1,896		9.000%, 11/1/2021 - 6/1/2025	2,180
		TOTAL	813,433,153
		Government National Mortgage Association—13.9%
127,750,638	[3]	3.500%, 12/15/2040 - 10/20/2045	133,876,160
63,815,024		4.000%, 9/15/2040 - 12/20/2044	68,194,533
34,566,481		4.500%, 1/15/2039 - 11/15/2043	37,578,287
22,988,202		5.000%, 1/15/2039 - 7/15/2040	25,483,814
3,432,682		5.500%, 12/15/2038 - 2/15/2039	3,867,214
1,211,565		6.000%, 10/15/2028 - 6/15/2037	1,393,997
278,579		6.500%, 10/15/2028 - 2/15/2032	326,206
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$531,248		7.000%, 11/15/2027 - 12/15/2031	$628,261
179,436		7.500%, 7/15/2029 - 1/15/2031	217,401
269,778		8.000%, 1/15/2022 - 11/15/2030	327,395
11,907		8.500%, 3/15/2022 - 5/15/2029	13,865
1,157		9.500%, 10/15/2020	1,328
		TOTAL	271,908,461
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,424,316,252)	1,461,861,620
		U.S. TREASURY—0.7%
		U.S. Treasury Note—0.7%
13,248,300		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020 (IDENTIFIED COST $13,196,994)	13,175,848
		REPURCHASE AGREEMENTS—22.4%
47,938,000	[4]	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091.	47,938,000
175,306,000	[4,5]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 9/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,027,083 on 10/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2065 and the market value of those underlying securities was $257,247,582.	175,306,000
112,631,000	[4,5]	Repurchase agreement 0.11%, dated 9/21/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $112,641,325 on 10/21/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $115,126,860.	112,631,000
102,155,000	[4,5]	Repurchase agreement 0.15%, dated 9/17/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $102,168,621 on 10/19/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $104,340,020.	102,155,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	438,030,000
		TOTAL INVESTMENTS—120.1% (IDENTIFIED COST $2,317,906,799)[6]	2,352,306,377
		OTHER ASSETS AND LIABILITIES - NET—(20.1)%[7]	(393,028,656)
		TOTAL NET ASSETS—100%	$1,959,277,721
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Notes 5-Year Short Futures	160	$19,282,500	December 2015	$(145,429)
The average notional value of short futures contracts held by the Fund throughout the period was $92,553,102. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $191,889,729, which represented 9.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $179,551,788, which represented 9.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,337,941
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3

4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At September 30, 2015, the cost of investments for federal tax purposes was $2,317,906,799. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $34,399,578. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,836,352 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,436,774.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2015.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$16,529,089	$—	$16,529,089
Asset-Backed Securities	—	105,490,776	—	105,490,776
Commercial Mortgage-Backed Securities	—	94,160,267	—	94,160,267
Collateralized Mortgage Obligations	—	223,058,777	—	223,058,777
Mortgage-Backed Securities	—	1,461,861,620	—	1,461,861,620
U.S. Treasury	—	13,175,848	—	13,175,848
Repurchase Agreements	—	438,030,000	—	438,030,000
TOTAL SECURITIES	$—	$2,352,306,377	$—	$2,352,306,377
OTHER FINANCIAL INSTRUMENTS[1]	$(145,429)	$—	$—	$(145,429)
1	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015